Segment Financial Data (By Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Export Sales	$ 12,171	$ 9,201	$ 7,721
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount	62,626	57,708	55,754
Operating Income (Loss)	9,209	7,684	7,846
Long-Lived Assets	8,866	8,518	6,201
US
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount	35,994	32,175	28,993
Operating Income (Loss)	4,780	3,663	4,264
Long-Lived Assets	4,483	4,311	2,974
Europe [Member]
United States Export Sales	4,489	3,117	2,284
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount	12,652	11,823	12,344
Operating Income (Loss)	2,419	2,100	2,089
Long-Lived Assets	1,796	1,804	1,210
Asia Pacific [Member]
United States Export Sales	4,517	2,998	2,448
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount	8,696	8,733	9,016
Operating Income (Loss)	1,773	1,648	1,429
Long-Lived Assets	957	947	883
Other Geographic Regions [Member]
United States Export Sales	3,165	3,086	2,989
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount	5,274	4,964	5,376
Operating Income (Loss)	696	772	711
Long-Lived Assets	1,203	1,122	760
Geography Eliminations [Member]
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount	10	13	25
Operating Income (Loss)	(459)	(499)	(647)
Long-Lived Assets	$ 427	$ 334	$ 374